Annual Fund Operating Expenses	Mar. 12, 2025
Westwood LBRTY International Equity ETF | Westwood LBRTY International Equity ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.50%
Westwood LBRTY Global Equity ETF | Westwood LBRTY Global Equity ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.50%
Westwood LBRTY Emerging Markets Equity ETF | Westwood LBRTY Emerging Markets Equity ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.50%

[1]	Based on estimated amounts for the current fiscal year.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Based on estimated amounts for the current fiscal year.